Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair value of financial instruments

2019	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$1,294,147	$1,294,147	1,178,581	$27,072	$88,494
Development loans and other receivables	37,050	37,984	—	37,984	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	65,304	65,304	—	—	65,304
Energy contracts not designated as a hedge	20,384	20,384	—	—	20,384
Commodity contracts for regulated operations	16	16	—	16	—
Total derivative instruments	85,704	85,704	—	16	85,688
Total financial assets	$1,416,901	$1,417,835	$1,178,581	$65,072	$174,182
Long-term debt	$3,931,868	$4,284,068	$1,495,153	$2,788,915	$—
Convertible debentures	342	623	623	—	—
Preferred shares, Series C	13,793	15,120	—	15,120	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	789	789	—	—	789
Energy contracts not designated as a hedge	38	38	—	—	38
Cross-currency swap designated as a net investment hedge	81,765	81,765	—	81,765	—
Commodity contracts for regulated operations	2,072	2,072	—	2,072	—
Total derivative instruments	84,664	84,664	—	83,837	827
Total financial liabilities	$4,030,667	$4,384,475	$1,495,776	$2,887,872	$827

24.	Financial instruments (continued)
(a)Fair value of financial instruments (continued)

2018	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investment carried at fair value	$814,530	$814,530	$814,530	$—	$—
Development loans and other receivables	103,696	110,019	—	110,019	—
Derivative instruments (1):
Energy contracts designated as a cash flow hedge	61,838	61,838	—	—	61,838
Currency forward contract not designated as a hedge	869	869	—	869	—
Commodity contracts for regulatory operations	101	101	—	101	—
Total derivative instruments	62,808	62,808	—	970	61,838
Total financial assets	$981,034	$987,357	$814,530	$110,989	$61,838
Long-term debt	$3,336,795	$3,356,773	$768,400	$2,588,373	$—
Convertible debentures	470	639	639	—	—
Preferred shares, Series C	13,418	13,703	—	13,703	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	57	57	—	—	57
Cross-currency swap designated as a net investment hedge	93,198	93,198	—	93,198	—
Interest rate swaps designated as a hedge	8,473	8,473	—	8,473	—
Commodity contracts for regulated operations	1,114	1,114	—	1,114	—
Total derivative instruments	102,842	102,842	—	102,785	57
Total financial liabilities	$3,453,525	$3,473,957	$769,039	$2,704,861	$57
(1) Balance of $441 associated with certain weather derivatives have been excluded, as they are accounted for based on intrinsic value rather than fair value.

Summary of Commodity Volumes Associated with Derivative Contracts	The following are commodity volumes, in dekatherms (“dths”) associated with the above derivative contracts:

2019
Financial contracts: Swaps	2,134,739
Options	150,000
Forward contracts	2,500,000
4,784,739

Impact of Change in Fair Value of Natural Gas Derivative Contracts
The following table presents the impact of the change in the fair value of the Company’s natural gas derivative contracts had on the consolidated balance sheets:

	2019	2018
Regulatory assets:
Swap contracts	$28	$66
Option contracts	38	—
Forward contracts	$1,830	$—
Regulatory liabilities:
Swap contracts	$743	$218
Option contracts	—	134
Forward contracts	$—	$1,259

Long-Term Energy Derivative Contracts
The Company reduces the price risk on the expected future sale of power generation at Sandy Ridge, Senate and Minonk Wind Facilities by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)	Pay floating price (per MW-hr)
757,075	December 2028	35.35	PJM Western HUB
3,443,530	December 2027	25.54	PJM NI HUB
2,665,068	December 2027	36.46	ERCOT North HUB

Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Consolidated Statement of Operations
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	2019	2018
Effective portion of cash flow hedge	$19,177	$1,567
Amortization of cash flow hedge	(33)	(33)
Amounts reclassified from AOCI	(8,564)	(4,224)
OCI attributable to shareholders of APUC	$10,580	$(2,690)

Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges
The effects on the consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	2019	2018
Change in unrealized loss (gain) on derivative financial instruments:
Energy derivative contracts	$(530)	$77
Currency forward contract	904	(1,230)
Total change in unrealized loss (gain) on derivative financial instruments	$374	$(1,153)
Realized loss (gain) on derivative financial instruments:
Energy derivative contracts	227	(73)
Currency forward contract	(147)	115
Total realized loss on derivative financial instruments	$80	$42
Loss (gain) on derivative financial instruments not accounted for as hedges	454	(1,111)
Discontinued hedge accounting (note 24(b)(ii)) and other	(15,810)	632
	$(15,356)	$(479)
Amounts recognized in the consolidated statements of operations consist of:
Loss (gain) on derivative financial instruments	$(16,113)	$636
Loss (gain) on foreign exchange	757	(1,115)
	$(15,356)	$(479)

Maximum Credit Risk Exposure for Financial Instruments
As of December 31, 2019, the Company’s maximum exposure to credit risk for these financial instruments was as follows:

	December 31, 2019
	Canadian $	US $
Cash and cash equivalents and restricted cash	$53,619	$45,989
Accounts receivable	42,987	231,006
Allowance for doubtful accounts	(89)	(4,850)
Notes receivable	15,963	50,680
	$112,480	$322,825

Liabilities Maturity Profile
The Company’s liabilities mature as follows:

	Due less than 1 year		Due 2 to 3 years	Due 4 to 5 years	Due after 5 years	Total
Long-term debt obligations	$602,028		$468,740	$600,721	$2,260,416	$3,931,905
Convertible debentures	—	—	—	—	346	346
Advances in aid of construction	1,165		—	—	59,663	60,828
Interest on long-term debt	185,231		318,469	257,443	992,116	1,753,259
Purchase obligations	458,288		—	—	—	458,288
Environmental obligation	14,970		20,850	1,128	21,536	58,484
Derivative financial instruments:
Cross-currency swap	4,149		69,099	3,851	4,666	81,765
Energy derivative and commodity contracts	1,631		909	—	359	2,899
Other obligations	39,115		2,120	2,696	109,094	153,025
Total obligations	$1,306,577		$880,187	$865,839	$3,448,196	$6,500,799